FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Convertible preferred stocks	$14,181.8	$13,608.8
Mutual funds	886.9	1,297.5
Simple agreement for future equity	131.1	125.8
Forward exchange contracts	207.7	100.2

	$15,407.5	$15,132.3
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Current	$207.7	$100.2
Noncurrent	15,199.8	15,032.1

	$15,407.5	$15,132.3
Financial liabilities

Forward exchange contracts	$466.5	$3,083.9
		(Concluded)
Categories of financial instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets
FVTPL	$15,407.5	$15,132.3
FVTOCI (Note 1)	205,938.1	192,185.0
Hedging financial assets	11.0	-
Amortized cost (Note 2)	2,721,319.3	3,368,760.8

	$2,942,675.9	$3,576,078.1
Financial liabilities
FVTPL	$466.5	$3,083.9
Hedging financial liabilities	-	0.8
Amortized cost (Note 3)	1,963,297.3	1,974,710.2

	$1,963,763.8	$1,977,794.9
Note 1:Including notes and accounts receivable (net), equity and debt investments.
Note 2:Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets).
Note 3:Including accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.

Disclosure of credit risk exposure	Aging analysis of notes and accounts receivable

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Not past due	$255,669.6	$263,767.0
Past due
Past due within 30 days	15,464.1	15,762.4
Past due over 31 days	2.5	0.8
Less: Loss allowance	(453.0)	(478.6)

	$270,683.2	$279,051.6
The
current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio

Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0-0.1%
Doubtful	Credit rating is non- investment grade on valuation date	Lifetime expected credit loss- not credit impaired	-
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss- credit impaired	-
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	-

Summary of maturity profile of financial liabilities	The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2024

Non-derivative financial liabilities

Accounts payable (including related parties)	$74,226.6	$-	$-	$-	$74,226.6
Payables to contractors and equipment suppliers	192,635.2	-	-	-	192,635.2
Accrued expenses and other current liabilities	358,165.7	-	-	-	358,165.7
Bonds payable	76,460.8	335,240.8	197,389.1	587,602.6	1,196,693.3
Long-term bank loans	2,935.2	2,275.6	27,044.8	3,151.1	35,406.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	3,483.5	5,794.8	4,826.8	20,782.7	34,887.8
Others	-	86,979.5	11,737.1	-	98,716.6
	707,907.0	430,290.7	240,997.8	611,536.4	1,990,731.9
					(Continued)

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Derivative financial instruments

Forward exchange contracts
Outflows	$109,525.4	$-	$-	$-	$109,525.4
Inflows	(109,251.5)	-	-	-	(109,251.5)
	273.9	-	-	-	273.9

	$708,180.9	$430,290.7	$240,997.8	$611,536.4	$1,991,005.8
					(Concluded)
December 31, 2025

Non-derivative financial liabilities

Accounts payable (including related parties)	$84,330.3	$-	$-	$-	$84,330.3
Payables to contractors and equipment suppliers	177,730.3	-	-	-	177,730.3
Accrued expenses and other current liabilities	344,034.9	-	-	-	344,034.9
Bonds payable	155,291.2	310,496.6	209,405.3	512,306.9	1,187,500.0
Long-term bank loans	1,530.4	11,349.9	29,477.8	-	42,358.1
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	4,381.4	6,573.8	5,804.5	22,709.9	39,469.6
Others	-	35,208.7	6,060.4	8,333.5	49,602.6
	767,298.5	363,629.0	250,748.0	543,350.3	1,925,025.8

Derivative financial instruments

Forward exchange contracts
Outflows	279,876.5	-	-	-	279,876.5
Inflows	(276,880.3)	-	-	-	(276,880.3)
	2,996.2	-	-	-	2,996.2

	$770,294.7	$363,629.0	$250,748.0	$543,350.3	$1,928,022.0
Note: Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2024

Lease liabilities	$10,296.9	$6,821.6	$3,547.4	$116.8	$20,782.7

December 31, 2025

Lease liabilities	$10,974.2	$7,513.6	$4,002.5	$219.6	$22,709.9

Disclosure of fair value measurement of assets and liabilities	The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Convertible preferred stocks	$-	$-	$14,181.8	$14,181.8
Mutual funds	-	-	886.9	886.9
Forward exchange contracts	-	207.7	-	207.7
Simple agreement for future equity	-	-	131.1	131.1

	$-	$207.7	$15,199.8	$15,407.5

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$108,612.1	$-	$108,612.1
Agency mortgage-backed securities	-	46,611.4	-	46,611.4
Government bonds/ Agency bonds	20,645.9	-	-	20,645.9
Asset-backed securities	-	11,490.5	-	11,490.5
Investments in equity instruments
Non-publicly traded equity investments	-	-	7,822.9	7,822.9
Publicly traded stocks	4,842.8	-	-	4,842.8
Notes and accounts receivable, net	-	5,912.5	-	5,912.5

	$25,488.7	$172,626.5	$7,822.9	$205,938.1

Hedging financial assets

Fair value hedges
Interest rate futures contracts	$11.0	$-	$-	$11.0

Financial liabilities at FVTPL

Forward exchange contracts	$-	$466.5	$-	$466.5

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Convertible preferred stocks	$-	$-	$13,608.8	$13,608.8
Mutual funds	-	-	1,297.5	1,297.5
Simple agreement for future equity	-	-	125.8	125.8
Forward exchange contracts	-	100.2	-	100.2

	$-	$100.2	$15,032.1	$15,132.3

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$88,636.1	$-	$88,636.1
Agency mortgage-backed securities	-	49,150.8	-	49,150.8
Government bonds/ Agency bonds	25,437.5	-	-	25,437.5
Asset-backed securities	-	8,512.2	-	8,512.2
Investments in equity instruments
Non-publicly traded equity investments	-	-	8,797.2	8,797.2
Publicly traded stocks	3,956.1	-	-	3,956.1
Notes and accounts receivable, net	-	7,695.1	-	7,695.1

	$29,393.6	$153,994.2	$8,797.2	$192,185.0

Financial liabilities at FVTPL

Forward exchange contracts	$-	$3,083.9	$-	$3,083.9

Hedging financial liabilities

Fair value hedges
Interest rate futures contracts	$0.8	$-	$-	$0.8
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

	December 31, 2024
	Carrying Amount	Fair Value
		Level 1	Level 2	Total

Financial assets

Financial assets at amortized costs
Corporate bonds	$171,980.2	$-	$172,518.5	$172,518.5
Commercial paper	14,208.1	-	14,222.7	14,222.7
Government bonds/Agency bonds	4,379.5	4,353.4	-	4,353.4

	$190,567.8	$4,353.4	$186,741.2	$191,094.6
Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$983,752.5	$-	$900,344.7	$900,344.7

	December 31, 2025
	Carrying Amount	Fair Value
		Level 1	Level 2	Total

Financial assets

Financial assets at amortized costs
Corporate bonds	$231,239.8	$-	$232,259.2	$232,259.2
Government bonds/Agency bonds	4,213.5	4,284.6	-	4,284.6

	$235,453.3	$4,284.6	$232,259.2	$236,543.8
Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$992,033.5	$-	$939,475.3	$939,475.3

Disclosure of fair value measurement of assets	Reconciliations for the years ended
December 31, 2023, 2024 and 2025 are as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$6,282.1	$20,849.6	$23,022.7
Additions	14,887.2	2,007.3	915.3
Recognized in profit or loss	12.3	(137.7)	353.1
Recognized in other comprehensive income or loss	262.4	(499.0)	1,251.8
Disposals and proceeds from return of capital of investments	(128.0)	(347.8)	(750.4)
Transfers out of level 3 (Note)	-	(164.9)	(89.7)
Effect of exchange rate changes	(466.4)	1,315.2	(873.5)

Balance, end of year	$20,849.6	$23,022.7	$23,829.3

Note:	The transfer from level 3 to level 1 is because quoted prices (unadjusted) in active markets data became available for the equity investments.